Income Taxes	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

Net income before taxes of $1,585, $6,197 and $4,417 were solely attributed by non-U.S. for the years ended March 31, 2017, 2018 and 2019, respectively.

Under the current BVI law, the Company’s income is not subject to taxation. Subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below, and the subsidiaries operating in Macao are exempted from income taxes. Under the current Samoa Law, subsidiary incorporated in Samoa is not subject to profit tax as it has no business operations in Samoa.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% (2017: 16.5%, 2018: 16.5%) to the estimated taxable income arising in or derived from Hong Kong, if applicable.

In accordance with the effect of the PRC Income Tax Law, the standard income tax rate for all subsidiaries operating in the PRC is 25%.

The provision for income taxes consists of the following:

	Year ended March 31,
	2017	2018	2019
Current tax
- PRC	$116	$173	$236
Deferred tax
- PRC	93	(166)	(92)
	$209	$7	$144

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in the PRC to income before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2017	2018	2019
Provision for income taxes at statutory tax rate in the PRC	$396	$1,549	$1,105
Tax rate differential on entities not subject to PRC income tax	(128)	(797)	(284)
Effect of income for which no income tax is chargeable	(666)	(757)	(791)
Effect of expense for which no income tax is deductible	1,395	207	142
Net change in valuation allowances	(788)	(195)	(22)
Over provision of income tax is previous years	-	-	(6)
Effective tax	$209	$7	144

The net deferred income tax consists of the following:

	March 31,
	2018	2019
Deferred income tax assets	$-	$-
Deferred income tax liabilities	(775)	(659)
Net deferred income tax liabilities	$(775)	(659)

The components of net deferred income tax are as follows:

	March 31,
	2018	2019
Net operating loss carry forwards	$-	$-
Provision of employee benefits	539	582
Depreciation and amortization	(128)	85
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(1,333)	(1,277)
Others	328	110
Less: Valuation allowances	(181)	(159)
Net deferred income tax liabilities	$(775)	(659)

The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The Company’s assessment is that it is not more likely than not that these deferred tax assets will be realized.

The net operating loss attributable to those PRC entities can only be carried forward for a maximum period of five years. Tax losses of non-PRC entities can be carried forward indefinitely.

Under the PRC Income Tax Law and the implementation rules, profits of the PRC entities earned on or after January 1, 2008 and distributed by the PRC entities to the Company are subject to a withholding tax at a rate of 10%, unless the Company will be deemed as a resident enterprise for tax purposes. Since the Company intends to reinvest the earnings of the PRC entities in operations in the PRC, the PRC entities do not intend to declare dividends to their immediate non-PRC established holding companies in the foreseeable future. Accordingly, no deferred taxation on undistributed earnings of the PRC entities has been recognized as of March 31, 2019.

The Company has adopted the provisions of ASC 740 on April 1, 2007. The evaluation of a tax position in accordance with ASC 740 begins with a determination as to whether it is more-likely-than-not that a tax position will be sustained upon examination based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is then measured at the largest amount of benefit that if greater than 50 percent likely of being realized upon ultimate settlement for recognition in the financial statements. The Company classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2018 and 2019, there is no interest and penalties related to uncertain tax positions.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	Year ended March 31,
	2017	2018	2019

Balance at the beginning of the year	$268	$316	$424
Increase related to current year tax positions	48	108	58
Balance at the end of the year	$316	$424	$482

At March 31, 2018 and 2019, there are $424 and $482 of unrecognized tax benefits that if recognized, would affect the annual effective tax rate. For the year ended March 31, 2017, 2018 and 2019, the Company did not recognize any interest and penalties related to unrecognized tax benefits.

The unrecognized tax benefits represent the estimated income tax expenses the Company would be required to pay, should the income tax rate used, taxable income and deductible expenses for tax purpose recognized in accordance with tax laws and regulations. The Company is currently unable to provide an estimate of a range of the total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

In accordance with Guo Shui Fa [2009] No.2, the PRC tax authorities have the right to deem the Company for a tax amount based on the transfer pricing contemporaneous documentations (the “Contemporaneous Documentations”) or a basis that they considered reasonable. The amount of income taxes payable at March 31, 2018 and 2019 includes the deemed profit tax estimated by the management based on the Contemporaneous Documentations.